SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
SOFTWARE DEVELOPMENT COSTS

NOTE 6 – SOFTWARE DEVELOPMENT COSTS

	December 31,	December 31,
	2023	2022
Software Development	$721,309	$341,784
Construction in Progress	148,371	—
Accumulated amortization	(216,842)	(76,576)
Software Development, net	$652,838	$265,208

Amortization of software development costs in 2023 and 2022 was $140,267 and $16,576, respectively.

The following is a schedule of estimated future amortization expense of software at December 31, 2023:

2024	$269,893
2025	252,341
2026	130,604
$652,838

Depreciation of software cost in 2023 and 2022 was $84,328 and $57,033. respectively.